COMMITMENTS AND CONTINGENCIES (Narrative) (Details)							1 Months Ended				3 Months Ended	12 Months Ended		14 Months Ended
	May 07, 2024 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 08, 2024 USD ($) shares	May 14, 2023 USD ($) shares	Feb. 03, 2023 USD ($) shares	Apr. 05, 2022 USD ($) shares	Apr. 30, 2024 USD ($) shares	Apr. 26, 2023 USD ($) shares	Jan. 31, 2023 USD ($) shares	Jan. 31, 2022 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Mar. 14, 2022 CAD ($)	Nov. 01, 2023 USD ($) Violation	May 31, 2023 $ / shares shares
Schedule Of Commitments And Contingencies [Line Items]
Termination benefits expense												$ 0	$ 400,000
Stock issued during period, other (shares) | shares			50,000	30,000		35,000		80,000	16,250	5,555
Stock issued during period, other			$ 100,000	$ 100,000		$ 1,300,000		$ 400,000	$ 100,000	$ 200,000
Loss contingency provision											$ 1,165,000	715,000
Amounts payable per violation of stop sale orders															$ 5,000
Number of violations in stop sale orders															215,154
Inventory impacted by stop sale orders												$ 1,600,000
Management contracts terms												these contracts would require payments totaling approximately $1.0 million to be made in the event that such executive officers are terminated (i) "without cause" or (ii) within twelve months following a "change in control" (as such terms are defined in the management contracts). The Company is also obligated to make payments to certain individuals upon termination "without cause" of approximately $1.0 million pursuant to the terms of these contracts.
Shared services and space commitment														$ 45,000
ACA Muller [Member]
Schedule Of Commitments And Contingencies [Line Items]
Estimate of possible loss		$ 4,100,000									4,100,000
Loss contingency provision											4,100,000
Loss contingency, estimate of possible loss, interest accrued		$ 1,000,000									$ 1,000,000
Loss contingency interest payment terms											rate of 5% above the prime rate since September 6, 2020 in addition to 83% of the legal fees.
Damages awarded											$ 3,000,000
Legal disputes [Member]
Schedule Of Commitments And Contingencies [Line Items]
Stock issued during period, other (shares) | shares									16,250
Stock issued during period, other									$ 100,000
Estimate of possible loss													3,000,000
Loss contingency provision											$ 1,007,000	$ 8,000	3,000,000
Indemnification receivables													3,000,000
Loss recorded within contingencies and within indemnification receivables												0	$ 100,000
Termination Benefits [Member]
Schedule Of Commitments And Contingencies [Line Items]
Loss contingency provision												$ 0
Gerardo Andres Garcia Mendez [Member]
Schedule Of Commitments And Contingencies [Line Items]
Number of shares to be issued pre-one-for three reverse stock split | shares		3,000,000									3,000,000	3,000,000
Purchase price per share | $ / shares		$ 0.05									$ 0.05	$ 0.05
Description of settlement of disputes											In December 2023, the Company entered into a settlement agreement with Mr. Garcia Mendez pursuant to which the Company will pay less than $0.1 million to Mr. Garcia Mendez to settle the dispute.	In December 2023, the Company entered into a settlement agreement with Mr. Garcia Mendez pursuant to which the Company will pay less than $0.1 million to Mr. Garcia Mendez to settle the dispute.
Maria Beatriz Fernandez Otero and Sara Cristina Jacome De Torres [Member]
Schedule Of Commitments And Contingencies [Line Items]
Number of shares to be issued pre-one-for three reverse stock split | shares																500,000
Purchase price per share | $ / shares																$ 0.05
Ramon Ricardo Castellanos Saenz and Miriam Ortiz [Member]
Schedule Of Commitments And Contingencies [Line Items]
Number of shares to be issued pre-one-for three reverse stock split | shares																1,500,000
Purchase price per share | $ / shares																$ 0.05
Franchise Global Health Inc [Member]
Schedule Of Commitments And Contingencies [Line Items]
Estimate of possible loss		$ 4,100,000									$ 4,100,000	$ 3,000,000
Potential liabilities					$ 5,000,000
Wrongfully transferred shares | shares					8,831,109
Value of damages sought					$ 4,000,000
Just Brands LLC [Member]
Schedule Of Commitments And Contingencies [Line Items]
Loss contingency provision		1,500,000
Amounts payable per violation of stop sale orders															$ 5,000
Number of violations in stop sale orders | Violation															215,154
Inventory impacted by stop sale orders		$ 1,900,000									$ 1,900,000
Just Brands LLC [Member] | Subsequent Event [Member]
Schedule Of Commitments And Contingencies [Line Items]
Value of damages sought							$ 38,000,000
Number of shares loss estimate is based on | shares							632,484
Number of shares under plaintiff claim | shares							182,889
Damages awarded	$ 60,500